united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2019

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Milestone Treasury Obligations Fund.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website advisoronefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

MILESTONE TREASURY OBLIGATIONS FUND

Letter to Our Shareholders

October 31, 2019

Dear Investors:

During the six months ended October 31st, 2019, the Federal Reserve has cut the Fed Funds rate three times by a quarter of a percentage point each time to bring the current Fed Funds target to 1.50 – 2.00%. During this time, the Milestone Treasury Obligations Fund continued to focus on its conservative investment philosophy and management discipline.

The Milestone Fund Institutional class ended the period with a 30-day yield of 1.73%. We continue to expect the Federal Reserve to maintain the current level of short-term interest rates for the foreseeable future, and expect the yield on the Milestone Fund to remain towards the lower end of this target range for this period.

We are proud to provide this report, which highlights the results of our conservative, compliance-driven investment philosophy implemented in the Milestone Treasury Obligations Fund. As we continue through 2019 and into 2020, we will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors. We look forward to continuing to work in partnership with you to address liquidity objectives and cash management priorities.

Thank you again for investing in the Milestone Treasury Obligations Fund and feel free to contact us directly to tell us how we can be of service to you. We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

Best regards,

Marc Pfeffer

CLS Investments, LLC

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

8158-NLD-12/6/2019
1412-CLS-12/6/2019

Milestone Treasury Obligations Fund
PORTFOLIO SUMMARY (Unaudited)
October 31, 2019

PORTFOLIO BREAKDOWN

All data is as of October 31, 2019. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Milestone Treasury Obligations Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2019

	Principal	Interest	Maturity
	Amount	Rate	Date	Fair Value

U.S. Government Obligations - 36.41%

U.S. Treasury Bills * - 36.41%
	$15,000,000	2.337%	11/14/19	$14,987,341
	15,000,000	1.951%	11/19/19	14,985,368
	15,000,000	1.850%	11/26/19	14,980,729
	15,000,000	1.951%	11/29/19	14,977,238
	25,000,000	1.878-1.885%	1/2/20	24,919,021
	15,000,000	1.605%	1/9/20	14,953,856
	20,000,000	1.636%	4/9/20	19,854,578

Total U.S. Government Obligations (Cost $119,658,131)				119,658,131

Repurchase Agreements - 63.73%

BNP Paribas Securities Corp., dated 10/31/2019 repurchase price $75,000,000, value at maturity including interest earned $75,003,583 (Collateralized by: U.S. Treasury Notes: $27,563,500, 1.500-2.625%, 10/31/2020 - 10/31/2021; aggregate market value plus accrued interest $27,494,172. U.S. Treasury Inflationary Note: $1,350,400, 1.375%, 1/15/2020; aggregate market value plus accrued interest $1,608,232. U.S. Treasury Bonds: $37,753,600, 3.625-5.000%, 5/15/2037 - 8/15/2043; aggregate market value plus accrued interest $47,397,695.)

75,000,000	1.720%	11/1/19	75,000,000

Credit Agricole, dated 10/31/2019, repurchase price $9,440,000, value at maturity including interest earned $9,440,451 (Collateralized by: U.S. Treasury Note: $9,686,800, 1.625%, 10/31/2026; aggregate market value plus accrued interest $9,628,873)

9,440,000	1.720%	11/1/19	9,440,000

Societe Generale, dated 10/31/2019, repurchase price $75,000,000, value at maturity including interest earned $75,003,646 (Collateralized by: U.S. Treasury Inflationary Notes: $3,462, 0.000%, 11/15/2019 - 8/15/2038; aggregate market value plus accrued interest $2,577; U.S. Treasury Notes: $35,133,200, 1.500 - 3.000%, 4/30/2021 - 2/28/2026; aggregate market value plus accrued interest $35,806,008; U.S. Treasury Bonds: $29,829,900, 2.500-3.125%, 2/15/2042 - 5/15/2049; aggregate market value plus accrued interest $34,488,503; U.S. Treasury Strip Note: $9,323,300, 0.000%, 11/15/2024 - 8/15/2048; aggregate market value plus accrued interest $6,131,477; U.S. Treasury Bill: $71,700, 0.000%, 1/2/2020 - 4/23/2020; aggregate market value plus accrued interest $71,500)

75,000,000	1.750%	11/1/19	75,000,000

Fixed Income Clearing Corporation, dated 10/31/2019, repurchase price $50,000,000, value at maturity including interest earned $51,001,118 (Collateralized by: U.S. Treasury Note: $43,845,000, 3.000%, 5/15/2047; aggregate market value plus accrued interest $51,001,118)

50,000,000	1.720%	11/1/19	50,000,000

Total Repurchase Agreements (Cost $209,440,000)	209,440,000

Total Investments (Cost $329,098,131) - 100.14%	$329,098,131
Liabilities in Excess of Other Assets - Net - (0.14)%	(453,008)
Net Assets - 100.00%	$328,645,123

*	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2019

ASSETS
Investments, at value and cost	$119,658,131
Repurchase agreements, at value and cost	209,440,000
Cash	47,743
Interest receivable	10,069
Prepaid expenses and other assets	30,461
TOTAL ASSETS	329,186,404

LIABILITIES
Dividends payable	309,269
Accrued advisory fees	46,492
Shareholder service fees	101,590
Payable to related parties	42,515
Accrued expenses and other liabilities	41,415
TOTAL LIABILITIES	541,281
NET ASSETS	$328,645,123

Net Assets Consist Of:
Paid in capital	$328,648,531
Accumulated losses	(3,408)
NET ASSETS	$328,645,123

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$108,156,342
Shares of beneficial interest outstanding	108,127,805
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Institutional Class Shares:
Net Assets	$220,488,781
Shares of beneficial interest outstanding	220,422,608
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2019

INVESTMENT INCOME
Interest	$3,382,867
TOTAL INVESTMENT INCOME	3,382,867

EXPENSES
Investment advisory fees	150,285
Shareholder service fees:
Investor Class Shares	106,652
Administrative services fees	51,760
Transfer agent fees	33,693
Insurance expense	16,504
Trustees’ fees and expenses	16,042
Professional fees	15,994
Registration fees	14,181
Custodian fees	11,241
Printing and postage expenses	8,799
Compliance officer fees	8,632
Other expenses	11,442
TOTAL EXPENSES	445,225

Less: Fees Waived and/or expense reimbursed by the advisor	(38,036)

NET EXPENSES	407,189
NET INVESTMENT INCOME	2,975,678

REALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,565
NET REALIZED GAIN ON INVESTMENTS	1,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,977,243

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,975,678	$6,365,869
Net realized gain (loss) from security transactions	1,565	(769)
Net increase in net assets resulting from operations	2,977,243	6,365,100

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Investor Shares	(765,668)	(788,267)
Institutional Shares	(2,209,996)	(5,587,133)
Net decrease in net assets from distributions to shareholders	(2,975,664)	(6,375,400)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Shares	95,956,473	171,496,104
Institutional Shares	852,801,994	2,613,304,289
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	765,668	788,258
Institutional Shares	192,762	338,236
Payments for shares redeemed:
Investor Shares	(59,914,907)	(124,393,467)
Institutional Shares	(862,294,207)	(2,674,538,544)
Net increase (decrease) in net assets from shares of beneficial interest	27,507,783	(13,005,124)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,509,362	(13,015,424)

NET ASSETS
Beginning of period	301,135,761	314,151,185
End of period	$328,645,123	$301,135,761

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
	(Unaudited)
SHARE ACTIVITY
Investor Shares:
Shares Sold	95,956,473	171,496,106
Shares Reinvested	765,668	788,258
Shares Redeemed	(59,914,907)	(124,393,467)
Net increase in shares of beneficial interest outstanding	36,807,234	47,890,897

Institutional Shares:
Shares Sold	852,801,995	2,613,304,290
Shares Reinvested	192,762	338,236
Shares Redeemed	(862,294,207)	(2,674,538,544)
Net decrease in shares of beneficial interest outstanding	(9,299,450)	(60,896,018)

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Investor Class Shares
	Six Months						Five Months
	Ended		Year Ended	Year Ended	Year Ended		Ended		Year Ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017		April 30, 2016		November 30, 2015
	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.009		0.017	0.008	0.003		0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.009)		(0.017)	(0.008)	(0.003)		(0.000	) (b)	(0.000	) (b)
Net realized gains	—		—	—	(0.000	) (b)	(0.000	) (b)	—
Total distributions	(0.009)		(0.017)	(0.008)	(0.003)		(0.000)		(0.000)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return	0.90	% (g)	1.74%	0.84%	0.24%		0.04	% (g)	0.00%
Net assets, at end of period (000s)	$108,156		$71,349	$23,458	$29,575		$19,973		$23,537
Ratio of gross expenses to average net assets (c)	0.47	% (f)	0.47%	0.32%	0.19%		0.43	% (f)	0.41%
Ratio of net expenses to average net assets	0.45	% (f)	0.45%	0.32%	0.20%		0.19	% (f)	0.09	% (d)
Ratio of net investment income to average net assets	1.79	% (g)	1.78%	0.82%	0.26%		0.12	% (f)	0.00	% (e)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Institutional Class Shares
	Six Months						Five Months
	Ended		Year Ended	Year Ended	Year Ended		Ended		Year Ended
	October 31, 2019		April 30, 2019	April 30, 2018	April 30, 2017		April 30, 2016		November 30, 2015
	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.010		0.020	0.010	0.002		0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.010)		(0.020)	(0.010)	(0.002)		(0.000	) (b)	(0.000	) (b)
Net realized gains	—		—	—	(0.000	) (b)	(0.000	) (b)	—
Total distributions	(0.010)		(0.020)	(0.010)	(0.002)		(0.000)		(0.000)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total return	1.03	% (g)	1.99%	0.97%	0.24%		0.04	% (g)	0.00%
Net assets, at end of period (000s)	$220,489		$229,787	$290,693	$361,627		$322,688		$302,841
Ratio of gross expenses to average net assets (c)	0.22	% (f)	0.22%	0.22%	0.19%		0.28	% (f)	0.26%
Ratio of net expenses to average net assets	0.20	% (f)	0.20%	0.20%	0.20%		0.19	% (f)	0.09	% (d)
Ratio of net investment income to average net assets	2.05	% (g)	1.96%	0.96%	0.24%		0.12	% (f)	0.00	% (e)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2019

1.	ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio (“Predecessor Fund”), was reorganized into AdvisorOne Funds (the “Trust”) on January 23, 2012. The Fund is a diversified series of the Trust. The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Predecessor Fund was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and offers two classes of shares: Investor Class Shares and Institutional Class Shares. The Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Valuation of Securities – Securities in which the Fund invests may be valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

Fair Valuation Process – The fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2019 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$119,658,131	$—	$119,658,131
Repurchase Agreements		209,440,000	—	209,440,000
Total Investments	$—	$329,098,131	$—	$329,098,131

The Fund did not hold any Level 3 securities during the period.

Repurchase Agreements – The Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the advisor in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

Offsetting of Financial Assets and Derivative Liabilities – The following table presents the Fund’s liability derivatives available for offset, net of collateral pledged as of October 31, 2019:

					Gross Amounts Not Offset in the Statement
Assets:					of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented in
	Gross Amounts of		Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Assets		& Liabilities	Assets & Liabilities	Instruments	Received		Net Amount
BNP Paribas Securities Corp.	$75,000,000	(1)	$—	$75,000,000	$(75,000,000)	$—	(2)	$—
Credit Agricole	9,440,000	(1)	—	9,440,000	(9,440,000)	—	(2)	—
Societe Generale	75,000,000	(1)	—	75,000,000	(75,000,000)	—	(2)	—
Fixed Income Clearing Corporation	50,000,000	(1)	—	50,000,000	(50,000,000)	—	(2)	—
Total	$209,440,000		$—	$209,440,000	$(209,440,000)	$—		$—

(1)	Repurchase Agreements at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions – Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at October 31, 2019 is the same as shown in the accompanying Portfolio of Investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds.

Multiple Class Allocations – Each share of the Fund’s two classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund’s class specific expenses include shareholder service fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Federal Income Taxes – It is the Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income gains to its shareholders and therefore, no provision for federal income tax has been made.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2017-2019, or expected to be taken in the Fund’s 2020 tax returns. The Fund identified its major tax jurisdictions as U.S., Nebraska and foreign jurisdictions where the Fund made significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

will change materially in the next twelve months.

Interest Income and Dividends to Shareholders – Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes were ordinary income.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust, on behalf of the Fund, has entered into an investment advisory agreement with CLS Investments, LLC (the “Advisor”), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Fund will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. For the six months ended October 31, 2019 the Fund incurred $150,285 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses) do not exceed 0.45% per annum of Investor Class average daily net assets and 0.20% per annum for Institutional Class average daily net assets (the “Expense Limitation”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses attributable to Investor Class and Institutional Class shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the Expense Limitation in place at the time of the waiver or at the time of the reimbursement. If the operating expenses attributable to the Investor Class and Institutional Class shares subsequently exceed the Expense Limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Advisor may seek recoupment only for expenses waived or

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

paid by it during the three years prior to such reimbursement. For the six months ended October 31, 2019, the Advisor waived fees/reimbursed expenses in the amount of $38,036 pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Fund until the following dates:

April 30, 2021	April 30, 2022
$71,035	$50,283

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Advisor and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Advisor to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

For these services, the Fund pays servicing fees up to an annual rate of the average daily net assets as follows:

Shareholder
Servicing
Share Class	Fees
Investor Class Shares	0.25%
Institutional Class Shares	0.10%

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended October 31, 2019, the Fund’s Investor Class shares incurred shareholder servicing fees in the amount of $106,652.

Distributor

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”) serves as principal underwriter for each fund of the Trust and maintains all records required to be maintained pursuant to the Fund’s Shareholder Services Plan.

Administration, Fund Accounting, Transfer Agent

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Trustee Fees

The Trust pays each Trustee of the Trust who is not an interested person a flat fee of $50,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

4.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2019 and April 30, 2018 was a follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2019	April 30, 2018
Ordinary Income	$6,308,235	$3,419,603
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$6,308,235	$3,419,603

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2019

As of April 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$408,909	$—	$—	$(769)	$(406,770)	$—	$1,370

The difference between book basis and tax basis undistributed net investment income and other book tax differences due to accrued dividend payable.

At April 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$769	$—	$769	$—

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Milestone Treasury Obligations Fund
EXPENSE EXAMPLE (Unaudited)
October 31, 2019

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees (Investor Class); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
		Beginning	Ending	Expenses	Ending	Expenses
	Portfolio’s	Account	Account	Paid	Account	Paid
	Annualized	Value	Value	During	Value	During
	Expense Ratio	5/1/19	10/31/2019*	Period**	10/31/2019*	Period**
Milestone Treasury Obligations Fund:
Investor Class	0.45%	$1,000.00	$1,009.00	$2.27	$1,022.87	$2.29
Institutional Class	0.20%	$1,000.00	$1,010.30	$1.01	$1,024.13	$1.02

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

Advisor
CLS Investments, LLC
17605 Wright Street
Omaha, NE 68130

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Northern Lights Distributors, LLC
17645 Wright Street
Omaha, NE 68130
1-866-811-0225

Transfer Agent
Gemini Fund Services, LLC
17645 Wright Street
Omaha, NE 68130
1-866-811-0225

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is authorized for distribution only to current shareholders and to others who have received a copy of the Milestone Fund’s prospectus.

A description of the Fund’s proxy voting policies and procedures is available without charge and upon request by calling 1-866-811-0225 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission monthly on Form N-MFP. The Fund’s Form N-MFP is available on the Commission’s website at http://www.sec.gov.

Milestone Treasury Obligations Fund

17645 Wright Street, Omaha, NE 68130

1-866-811-0225

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 1/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/ President

Date 1/7/20

By (Signature and Title)

/s/ Reid Peters

Reid Peters, Principal Financial Officer/Treasurer

Date 1/7/20